Related party transactions - Receivables and payables from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Amounts due from affiliates	$ 4,296	$ 4,328
Amounts due to owners and affiliates	$ 2,513	$ 2,301